Divestitures (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of net assets disposed
The consideration received and the net assets disposed in the transaction were as follows:

Three and six months ended June 30,

2023
Consideration received — Cash and cash equivalents	418
Trade receivables	(51)
Prepaid expenses and other current assets	(13)
Computer software	(36)
Goodwill	(104)
Other assets	(2)
Total assets	(206)
Payables and accruals	14
Deferred revenue	49
Total liabilities	63
Net assets disposed	(143)
Opening balance 19.9% equity investment in Elite	87
Other	(15)
Gain on sale before income tax	347